Vessel Revenue and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vessel Revenue and Voyage Expenses [Abstract]
Accounts receivable trade, net	$ 720	$ 0
Current portion of deferred revenue	2,232	7,735
Non-current of deferred revenue	35	$ 538
Deferred revenue recognized	$ 7,735